Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Party	Relationship to the Company
Mr. Mei Kanayama	Representative director, director, and controlling shareholder
DinnerBank Co., Ltd. (“DinnerBank”)	An entity of which Mr. Kanayama’s wife is a director and the representative director
Palpito	An equity investment entity of the Company, which was sold to DinnerBank on June 30, 2023.
Shintai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife before April 30, 2023.
Tokushin G.K.	A shareholder of the Company.
Crossing Cards	An equity investment entity of the Company
Takuetsu Kokusai Co., Ltd.	The entity’s representative director is Mr. Kanayama’s wife

a.	Accounts receivable, net – related parties

Accounts receivable, net – related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
DinnerBank	$105	$25,704
Takuetsu Kokusai Co., Ltd.	12	-
Subtotal	117	25,704
Less: allowance for credit losses	-	-
Total accounts receivable, net –related parties	$117	$25,704
b.	Due from related parties

Due from related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
Takuetsu Kokusai Co., Ltd.	$732	$-
DinnerBank	476	9,762
Total due from related parties	$1,208	$9,762

c.	Accounts payable – related parties

Accounts payable – related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
DinnerBank	$2,678,588	$299,541
Total accounts payable –related parties	$2,678,588	$299,541

d.	Due to related parties

Due to related parties consisted of the following:

Name	March 31, 2025	March 31, 2024
Mr. Mei Kanayama	$13,930	$29,716
DinnerBank	10,420	13,227
Tokushin G.K.	3,328	-
Total due to related parties	$27,678	$42,943

e.	Sales to related parties

	For the Fiscal Years Ended March 31,
Name	2025	2024	2023
DinnerBank	$7,840,934	$5,992,219	$642,018
Shintai Co., Ltd.	-	-	113,559
Palpito	-	14,774	87,200
Tokushin G.K.	-	-	4,950
Takuetsu Kokusai Co., Ltd.	-	-	259
Total revenue from related parties	$7,840,934	$6,006,993	$847,986
f.	Purchase from related parties

	For the Fiscal Years Ended March 31,
Name	2025	2024	2023
DinnerBank	$9,920,906	$445,980	$125,496
Crossing Cards	574,048	-	-
Palpito	-	-	77,020
Total purchase from related parties	$10,494,954	$445,980	$202,516

g.	Sales of a subsidiary and an equity investment to a related party

On June 30, 2023, the Company entered into share transfer agreements with DinnerBank to sell its 100% equity interests in Kaika International and 40% equity interests in Palpito to DinnerBank, for cash consideration of ¥5,000,000 ($37,595) and ¥40,000,000 ($300,760), respectively. The cash consideration was fully received and the transactions were completed on July 1, 2023. The Company recorded a gain from disposal of Kaika International of ¥49,297,548 ($341,139) and a gain from disposal of equity method investment of ¥27,539,183 ($190,571) for the fiscal year ended March 31, 2024, respectively.

h.	Other related party transactions

Mr. Kanayama provided guarantees in connection with certain loans the Company borrowed (see Note 11).